Note 12 - Business Segment Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
12.
Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC
280
Segment Reporting
, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third
parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of
three
golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging, dining, banquet and conference facilities and a travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis
and fitness activities, spa services and food and beverage sales.

Avalon does not have significant operations located outside the United States and, accordingly, geographical segment information is not presented. In
2016,
no
customer individually accounted for
10%
or more of Avalon’s consolidated net operating revenues. In
2015,
one
customer accounted for
11%
of the waste management services segment’s net operating revenues to external customers and
8%
of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note
2).
Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income to consolidated loss before taxes is as follows (in thousands):

	2016	2015
Net operating revenues from:
Waste management services:
External customer revenues	$44,306	$38,278
Intersegment revenues	-	-
Total waste management services	44,306	38,278

Golf and related operations:
External customer revenues	17,046	14,812
Intersegment revenues	70	90
Total golf and related operations	17,116	14,902

Segment operating revenues	61,422	53,180
Intersegment eliminations	(70)	(90)
Total net operating revenues	$61,352	$53,090

Income (loss) before income taxes:
Waste management services	$2,777	$1,758
Golf and related operations	254	(26)
Segment income before taxes	3,031	1,732
Corporate interest expense	(361)	(130)
Corporate other income, net	9	24
General corporate expenses	(2,963)	(2,789)
Loss before income taxes	$(284)	$(1,163)

	2016	2015
Depreciation and amortization expense:
Waste management services	$645	$646
Golf and related operations	1,998	1,732
Corporate	173	182
Total	$2,816	$2,560

Interest expense:
Waste management services	$3	$4
Golf and related operations	15	13
Corporate	361	130
Total	$379	$147

Capital expenditures:
Waste management services	$14	$10
Golf and related operations	3,296	8,769
Corporate	79	14
Total	$3,389	$8,793

Total assets:
Waste management services	$25,015	$22,575
Golf and related operations	44,728	43,390
Corporate	51,937	47,800
Subtotal	121,680	113,765
Elimination of intersegment receivables	(53,782)	(51,463)
Total	$67,898	$62,302

I
n comparing the total assets at
December
31,
2016
with those at
December
31,
2015,
the increase in total assets of the waste management services segment of
$2.4
million is primarily due to an increase in accounts receivable and intersegment transactions, which are eliminated in consolidation, partially offset by a lower net book value of property and equipment as a result of current year depreciation on the salt water injection wells. The increase in total assets of the golf and related operations segment of
$1.3
million is primarily due to capital expenditures related to the renovation and expansion of The Avalon Inn and to a lesser extent an increase in accounts receivable partially offset by current year depreciation on property and equipment. The increase in corporate total assets is largely due to restricted cash of
$2.9
million received in conjunction with our Term Loan Agreement and to a lesser extent an increase in cash and cash equivalents and intersegment transactions. This increase was partially offset by current year depreciation on property and equipment.